COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Lease ad Firm Transportation and Storage Contracts
The following tables sets forth our operating lease and firm transportation and storage contract payments for our continuing operations for the periods indicated:

ONEOK	Operating Leases
(Millions of dollars)
2014	$1.2
2015	0.8
2016	0.4
2017	0.2
2018	—
Thereafter	—
Total	$2.6

Our former natural gas distribution business is a party to fixed-price contracts providing it with firm transportation and storage capacity. The costs associated with these contracts are recovered through rates. Future commitments related to these contracts are $900.0 million. These contracts are obligations of ONE Gas as the result of the separation.

Our former energy services business also is a party to fixed-price contracts related to firm transportation and storage that are not being released as part of the wind down process and will expire before April 2014. Future commitments related to these contracts are $11.2 million.

ONEOK Partners	Operating Leases	Firm Transportation and Storage Contracts	Total
	(Millions of dollars)
2014	$2.0	$18.4	$20.4
2015	0.5	16.3	16.8
2016	0.3	14.4	14.7
2017	0.2	12.8	13.0
2018	0.2	11.9	12.1
Thereafter	0.7	30.2	30.9
Total	$3.9	$104.0	$107.9